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OFFICE OF THE SECRETARY RECEIVED
15 1998

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

13FCONP 5/15/01

SEC USE ONLY

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1998

(Please read instructions before preparing form.)

CONFIDENTIAL TREATMENT EXPIRED

If amended report check here ☐

RBS Partners, L.P. /CT

Name of Institutional Investment Manager

1 Lafayette Place Greenwich Connecticu 06830

Business Address (Street) (City) (State) (Zip)

98 12 5291

E.J. Bird (203) 861-4600 Vice-President of General Partner

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City Greenwich and State of Connecticut on the 14th day of May, 1998

PROCESSED
NOV 0 1 2004
THOMSON FINANCIAL

RBS Partners, L.P.
(Name of Institutional Investment Manager)

E.J. Bird Vice Pres. of General Partner
(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. NONE		6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

SEC 1685 (7-88)

FORM 13F

C-O-N-F-I-D-E-N-T-I-A-L

(SEC USE ONLY)

Name of Reporting Manager RBS Partners, L.P.

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount	(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Computer Sciences Corp	Common	205363-10-4	43,032,000	782,398	716,700	65,698			782,398		
Laidlaw Inc.	Common	50730K-50-3	17,692,000	4,717,919	4,322,144	395,775			4,717,919		
Northrop Grumman Corp.	Common	666807-10-2	11,066,000	103,000	94,364	8,636			103,000		
COLUMN TOTALS		This Page	71,790,000								

FORM 13F
C-O-N-F-I-D-E-N-T-I-A-L

(SEC USE ONLY)

Name of Reporting Manager RBS Partners, L.P.

Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	Item 6: Investment Discretion			Item 7:	Item 8: Voting Authority (Shares)		
Name of Issuer	Title of Class	CUSIP Number	Fair Market Value	Shares or Principal Amount	(a) Sole	(b) Shared As Defined in Instr. V	(c) Shared-Other	Managers See Instr. V	(a) Sole	(b) Shared	(c) None
Autozone Inc.	Common	053332-10-2	252,581,000	7,456,278	6,826,295	629,983			7,456,278		
Dow Chemical Co.	Common	260543-10-3	122,966,000	1,264,435	1,158,345	106,090			1,264,435		
Guess Inc.	Common	401617-10-5	10,414,000	1,528,700	1,400,537	128,163			1,528,700		
International Business Machs	Common	459200-10-1	52,867,000	508,953	465,920	43,033			508,953		
International Business Machs	Options-Calls	459200-90-1	81,096,000	13,716	12,032	1,684			13,716		
PS Group Inc.	Common	693624-10-8	15,503,000	1,198,270	1,198,270				1,198,270		
Wells Fargo & Co	Common	949740-10-4	205,596,000	620,666	568,113	52,553			620,666		
COLUMN TOTALS		This Page	741,023,000								